Shareholders' Equity - Classification of Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 49,163	$ 23,098
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	1,102	629
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	8,986	3,951
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	31,338	14,318
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 7,737	$ 4,200